CONCENTRATION OF RISK (Details)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Customer A [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]		[1]	28.40%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	37.30%
Customer B [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	20.40%			[1]
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	19.00%
Customer C [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.60%			[1]		[1]
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.70%		17.20%
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	11.90%
Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	59.40%			[1]

[1]	Less than 10%